HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-6775 - PremierSolutions Cornerstone (Series II)

Supplement dated January 24, 2014 to your Prospectus

THE HARTFORD TARGET RETIREMENT 2010 FUND – CLASS R4 AND CLASS R5

THE HARTFORD TARGET RETIREMENT 2015 FUND – CLASS R4 AND CLASS R5

THE HARTFORD TARGET RETIREMENT 2020 FUND – CLASS R4 AND CLASS R5

THE HARTFORD TARGET RETIREMENT 2025 FUND – CLASS R4 AND CLASS R5

THE HARTFORD TARGET RETIREMENT 2030 FUND – CLASS R4 AND CLASS R5

THE HARTFORD TARGET RETIREMENT 2035 FUND – CLASS R4 AND CLASS R5

THE HARTFORD TARGET RETIREMENT 2040 FUND – CLASS R4 AND CLASS R5

THE HARTFORD TARGET RETIREMENT 2045 FUND – CLASS R4 AND CLASS R5

THE HARTFORD TARGET RETIREMENT 2050 FUND – CLASS R4 AND CLASS R5

1.  FUND CLOSURES

Effective at the close of trading on the New York Stock Exchange on June 19, 2014, the above referenced fund Sub-Accounts are closed to new and subsequent Contributions and transfers of Participant Account values.

2.  FUND LIQUIDATIONS

The Board of Directors of The Hartford Mutual Funds, Inc. approved the liquidation (the “Liquidation”) of the above referenced funds (“Liquidating Funds”).  The Liquidation is scheduled to take place on or about June 25, 2014 (the “Liquidation Date”).

Due to the Liquidation of the Liquidating Funds, you will no longer be able to allocate new Contributions or make transfers to the Liquidating Fund Sub-Accounts, including program trades effective as of the close of business on June 19, 2014. You may transfer some or all of your Participant Account value in the Liquidating Fund Sub-Accounts to other investment options currently offered under your Contract.

Prior to the date of the Liquidation, you are permitted to make one special transfer of all your Participant Account value invested in the Liquidating Fund Sub-Accounts to other investment options currently offered under your Contract.  In addition, you must re-direct all future Contributions in the Liquidating Fund Sub-Accounts to another Sub-Account available under your Contract.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Also, effective as of the close of business on the Liquidation Date, any Dollar Cost Averaging, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocations to the Liquidating Fund Sub-Accounts will be terminated.

Upon completion of the termination and Liquidation of the Liquidating Funds, all references to the Liquidating Funds in the Prospectus are deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.